INVESTMENTS AND SUNDRY ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
INVESTMENTS AND SUNDRY ASSETS
Deferred transition and setup costs and other deferred arrangements	$ 1,537	$ 1,497
Derivatives - noncurrent	757	594
Alliance investments - equity method	90	85
Alliance investments - non-equity method	32	19
Prepaid software	300	230
Long-term deposits	271	267
Other receivables	455	416
Employee benefit-related	316	272
Prepaid income taxes	590	477
Other assets	572	729
Total	$ 4,919	$ 4,585